Investments in Equity Accounted Investees - Summary of Reconciliation of Financial Information to Carrying Amount of Interest in Joint Venture (Detail) - Chery Jaguar Land Rover Automotive Co. Limited [member]
₨ in Millions, $ in Millions
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of joint ventures [line items]
Net assets of the joint venture	$ 912.8	₨ 69,064.4	₨ 86,980.6
Proportion of the Company's interest in joint venture	456.4	34,532.2	43,490.3
Other consolidation adjustments	(9.3)	(705.9)	(534.9)
Carrying amount of the Company's interest in joint venture	$ 447.1	₨ 33,826.3	₨ 42,955.4